FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: 06-30-2011

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AMBS Investment Counsel, LLC
Address: 625 Kenmoor SE
	 Suite 307
         Grand Rapids, MI 49546

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Kathleen A. Maciejewski
Title: Chief Compliance Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Kathleen A. Maciejewski, Grand Rapids, MI, 08-01-2011

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     9563 100820.000SH      SOLE                90510.000         10310.000
AT&T                           COM              00206R102     8631 274795.000SH      SOLE               246962.000         27833.000
Abbott Laboratories            COM              002824100     9408 178795.000SH      SOLE               160080.000         18715.000
Advance Auto Parts             COM              00751Y106     5685 97190.000SH       SOLE                87990.000          9200.000
Aecom Technology Corp.         COM              00766T100     5729 209545.000SH      SOLE               189240.000         20305.000
Aflac, Inc.                    COM              001055102     5359 114795.000SH      SOLE               104335.000         10460.000
Alexco Resource Corp.          COM              01535P106      108 15000.000SH       SOLE                                  15000.000
Anadarko Petroleum Corp.       COM              032511107     8173 106479.000SH      SOLE                96824.000          9655.000
Apache Corp.                   COM              037411105     6446 52240.000SH       SOLE                46755.000          5485.000
Bank of America Corp.          COM              060505104     5164 471201.000SH      SOLE               429526.000         41675.000
Bard, C.R.                     COM              067383109      325 2958.000 SH       SOLE                 2958.000
Barrick Gold Corp.             COM              067901108     4807 106140.000SH      SOLE                94770.000         11370.000
Becton Dickinson & Co.         COM              075887109     3865 44850.000SH       SOLE                44530.000           320.000
Bemis Co                       COM              081437105     6051 179125.000SH      SOLE               162625.000         16500.000
Berkshire Hathaway Cl B        COM              084670207      455 5882.000 SH       SOLE                 2100.000          3782.000
Capital One Financial Corp.    COM              14040H105     8209 158880.000SH      SOLE               145705.000         13175.000
Chevron Corp.                  COM              166764100     8521 82860.000SH       SOLE                76605.000          6255.000
Chimera Investment Corp.       COM              16934Q109       35 10000.000SH       SOLE                                  10000.000
Cisco Systems Inc.             COM              17275R102     8676 555775.000SH      SOLE               505075.000         50700.000
Coca-Cola Company              COM              191216100     4244 63070.000SH       SOLE                48180.000         14890.000
Colgate Palmolive              COM              194162103      455 5200.000 SH       SOLE                 4000.000          1200.000
Comerica Inc                   COM              200340107      228 6600.000 SH       SOLE                 6600.000
Conagra Foods Inc.             COM              205887102     6999 271185.000SH      SOLE               246405.000         24780.000
Dejour Enterprise Ltd.         COM              24486R103       20 60000.000SH       SOLE                                  60000.000
Dow Chemical                   COM              260543103    10133 281465.000SH      SOLE               255035.000         26430.000
Doxa Energy Ltd.               COM              261223101        8 20000.000SH       SOLE                                  20000.000
Dupont                         COM              263534109      257 4760.000 SH       SOLE                 2060.000          2700.000
Dynacor Gold Mines, Inc.       COM              26779X101       11 10000.000SH       SOLE                                  10000.000
ECU Silver Mining Inc.         COM              26830P105        9 10000.000SH       SOLE                                  10000.000
EMC Corp.                      COM              268648102     5024 182345.000SH      SOLE               154800.000         27545.000
Emerson Electric Company       COM              291011104      270 4800.000 SH       SOLE                 4800.000
Encanto Potash Corp.           COM              29251N104        7 30000.000SH       SOLE                                  30000.000
Endeavour Silver Corp.         COM              29258Y103      101 12000.000SH       SOLE                                  12000.000
Exxon Mobil Corp.              COM              30231G102     2121 26062.000SH       SOLE                14750.000         11312.000
FedEx Corp.                    COM              31428X106     9099 95935.000SH       SOLE                86860.000          9075.000
Fire River Gold Corp.          COM              31811Q106        4 10000.000SH       SOLE                                  10000.000
General Electric               COM              369604103     7404 392558.868SH      SOLE               340738.868         51820.000
Gilead Sciences, Inc.          COM              375558103     3838 92680.000SH       SOLE                88330.000          4350.000
Goldcorp, Inc.                 COM              380956409      965 20000.000SH       SOLE                                  20000.000
Golden Phoenix Minerals, Inc.  COM              381149103        7 50000.000SH       SOLE                                  50000.000
Grainger W.W.                  COM              384802104      615 4000.000 SH       SOLE                                   4000.000
Great Basin Gold Ltd.          COM              390124105       52 25000.000SH       SOLE                                  25000.000
Great Panther Silver Ltd.      COM              39115V101       50 15000.000SH       SOLE                                  15000.000
H.J. Heinz                     COM              423074103      232 4350.000 SH       SOLE                 4350.000
Hathor Exploration Limited     COM              419018106       28 10000.000SH       SOLE                                  10000.000
Hecla Mining Co.               COM              422704106      115 15000.000SH       SOLE                                  15000.000
Hewlett Packard Company        COM              428236103     7849 215623.000SH      SOLE               194733.000         20890.000
Honeywell International, Inc.  COM              438516106      289 4850.000 SH       SOLE                 4850.000
IBM                            COM              459200101     4750 27690.000SH       SOLE                23575.000          4115.000
JPMorgan Chase & Co.           COM              46625H100     9084 221876.000SH      SOLE               200061.000         21815.000
Kaminak Gold Corp.             COM              48356P202       39 10000.000SH       SOLE                                  10000.000
Kellogg Company                COM              487836108      252 4556.000 SH       SOLE                 2756.000          1800.000
Keycorp New                    COM              493267108     5730 687845.000SH      SOLE               623780.000         64065.000
Kodiak Oil & Gas Corp.         COM              50015Q100       75 13000.000SH       SOLE                                  13000.000
Kohl's Corp.                   COM              500255104     8446 168880.000SH      SOLE               153255.000         15625.000
Majescor Resources Inc.        COM              760960203       12 50000.000SH       SOLE                                  50000.000
Marsh & McLennan               COM              571748102     4398 141010.000SH      SOLE               133910.000          7100.000
McDonalds Corp.                COM              580135101      757 8975.000 SH       SOLE                 4775.000          4200.000
Merck & Company                COM              58933Y105      280 7935.000 SH       SOLE                 1135.000          6800.000
Microsoft Corp.                COM              594918104      298 11450.000SH       SOLE                 2450.000          9000.000
Morgan Stanley                 COM              617446448     5422 235630.000SH      SOLE               214375.000         21255.000
Mylan Labs                     COM              628530107     6834 277010.000SH      SOLE               250935.000         26075.000
Newmont Mining Corp.           COM              651639106     2928 54260.000SH       SOLE                44545.000          9715.000
Oilsands Quest Inc.            COM              678046103        3 10000.000SH       SOLE                                  10000.000
Oracle Corp.                   COM              68389X105    10691 324860.000SH      SOLE               294970.000         29890.000
Parker Hannifin Corp.          COM              701094104     9869 109970.000SH      SOLE                99788.000         10182.000
Pfizer                         COM              717081103      513 24915.000SH       SOLE                 2975.000         21940.000
Procter & Gamble               COM              742718109      210 3300.000 SH       SOLE                 1700.000          1600.000
Prophecy Coal Corp.            COM              74345B104       48 80000.000SH       SOLE                                  80000.000
Royal Dutch Shell PLC - Class  COM              780259206      648 9105.000 SH       SOLE                  705.000          8400.000
Royal Dutch Shell PLC Cl B-ADR COM              780259107    10425 145292.994SH      SOLE               129205.994         16087.000
Satcon Technology Corp.        COM              803893106       24 10000.000SH       SOLE                                  10000.000
Silvercorp Metals Inc.         COM              82835P103      216 23000.000SH       SOLE                                  23000.000
Staples, Inc.                  COM              855030102     8373 529945.000SH      SOLE               480915.000         49030.000
Star Gas Partners, L.P.        COM              85512C105       53 10000.000SH       SOLE                                  10000.000
Stryker Corp.                  COM              863667101     3676 62627.000SH       SOLE                54067.000          8560.000
Symantec Corp.                 COM              871503108     4233 214650.000SH      SOLE               184835.000         29815.000
Taku Gold Corp.                COM              874072101        4 15000.000SH       SOLE                                  15000.000
Taseko Mines Ltd.              COM              876511106       74 15000.000SH       SOLE                                  15000.000
U.S. Bancorp                   COM              902973304     6145 240895.000SH      SOLE               218205.000         22690.000
US Silver Corp.                COM              90343P101       54 100000.000SH      SOLE                                 100000.000
Verizon Communications         COM              92343V104     8901 239081.000SH      SOLE               214236.000         24845.000
W.R. Berkley Corp.             COM              084423102     4885 150590.000SH      SOLE               143300.000          7290.000
WalMart Stores                 COM              931142103     7668 144292.000SH      SOLE               130187.000         14105.000
Williams Cos. Inc.             COM              969457100     7467 246855.000SH      SOLE               226195.000         20660.000

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 85

Form 13F Information Table Value Total: $299,130